Cost of revenue	9 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Employee salaries and benefits	4,786	4,576	14,646	13,875
Web hosting fees	1,629	1,299	4,701	3,701
Third party service fees	3,764	2,605	10,383	6,878
Other	283	299	915	789
	10,462	8,779	30,645	25,243